CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥) shares		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares		Dec. 31, 2024 $ / shares	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Available-for-sale investments | ¥	[1]	¥ 193,148			¥ 189,422
Accrued expenses and other current liabilities		366,011		$ 52,342	404,865
Deferred revenue, current		384,334	[2]	54,959	382,047	[2]
Lease liabilities, current		9,104		1,302	8,317
Deferred revenue, non-current		200,960	[2]	28,737	534,463	[2]
Lease liabilities, non-current		129,564		18,527	137,040
Deferred tax liabilities		5,786		827	5,724
Other non-current liabilities		¥ 7,392		$ 1,057	¥ 7,309
Ordinary shares, par value | (per share)								$ 0.00005	¥ 0.0003
Ordinary shares, shares authorized								1,000,000,000	1,000,000,000
Ordinary shares, shares issued								1	1
Class A Ordinary Shares
Ordinary shares, par value | $ / shares				$ 0.00005			$ 0.00005
Ordinary shares, shares authorized		796,062,195		796,062,195	796,062,195
Ordinary shares, shares issued		3,131,807		3,131,807	3,131,807
Ordinary shares, shares outstanding		2,538,047		2,538,047	2,600,779
Class B Ordinary Shares
Ordinary shares, par value | $ / shares				$ 0.00005			0.00005
Ordinary shares, shares authorized		826,389		826,389	826,389
Ordinary shares, shares issued		826,389		826,389	826,389
Ordinary shares, shares outstanding		826,389		826,389	826,389
Class C Ordinary Shares
Ordinary shares, par value | $ / shares				$ 0.00005			$ 0.00005
Ordinary shares, shares authorized		203,111,416		203,111,416	203,111,416
Ordinary shares, shares issued		3,332,062		3,332,062	3,332,062
Ordinary shares, shares outstanding		3,332,062		3,332,062	3,332,062
VIEs
Accrued expenses and other current liabilities | ¥		¥ 102,424			¥ 228,825
Deferred revenue, current | ¥		92,472			281,776
Lease liabilities, current | ¥		354			7,780
Deferred revenue, non-current | ¥		8,917			107,441
Lease liabilities, non-current | ¥		1,085			133,994
Other non-current liabilities | ¥		¥ 100			¥ 1,415

[1]	In October 2024, the Group purchased certain long-term notes issued by financial institutions at a cost of RMB213,505 and classified them as available-for-sale debt securities as they did not meet the criteria of either trading or held-to-maturity investments. The Group accounted for these long-term notes at fair value and recognized unrealized loss of RMB24,083 and unrealized gain of RMB11,685 through other comprehensive (loss)/income for the years ended December 31, 2024 and 2025.
[2]	Amounts presented are inclusive of VAT (see VAT in Note 2).